COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Other financial assets	$ 8,107,119	$ 27,120,979
Participation certificate in financial trusts
Other financial assets
Other financial assets, Gross	158,401	167,559
Investments in Asset Management and Other Services
Other financial assets
Other financial assets, Gross	2,164,184	4,019,951
Other investments [member]
Other financial assets
Other financial assets, Gross	1,030,662	1,010,815
Receivable from spot sales pending settlement [member]
Other financial assets
Other financial assets, Gross	2,395,315	19,210,706
Several debtors [member]
Other financial assets
Other financial assets, Gross	2,191,456	1,357,424
Miscellaneous debtors for credit card operations [member]
Other financial assets
Other financial assets, Gross	$ 167,101	1,257,067
Miscellaneous debtors for collections [member]
Other financial assets
Other financial assets, Gross		$ 97,457